Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Temporary Equity [Line Items]
Class A ordinary shares subject to possible redemption	2,930,233	2,930,233	2,930,233		2,930,233	5,750,000	5,750,000
Class A ordinary shares subject to possible redemption	$ 32,810,531	$ 32,087,675	$ 31,338,322		$ 31,338,322	$ 55,929,275	$ 55,929,275
Plus:
Accretion of carrying value to redemption value
Accretion of carrying value to redemption value	$ 278,500	$ 272,856	$ 299,353				$ 2,180,512
Remeasurement of carrying value to redemption value
Remeasurement of carrying value to redemption value	$ (728,500)			$ (1,323,416)	(2,200,709)	(4,020,624)	$ 2,230,500
Cash deposited in trust account for term extension
Cash deposited in trust account for term extension	$ 450,000	$ 450,000	$ 450,000				$ 450,000
Less:
Public shareholder redemptions	(2,655,132)						(2,819,767)
Public shareholder redemptions	$ (30,387,444)				$ (30,387,444)	$ (29,451,965)	$ (29,451,965)
Class A ordinary shares subject to possible redemption	275,101	2,930,233	2,930,233		275,101		2,930,233
Class A ordinary shares subject to possible redemption	$ 3,151,587	$ 32,810,531	$ 32,087,675		$ 3,151,587		$ 31,338,322